Note 17 - Restructuring - Summary of Restructuring Reserve (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 569	$ 691		$ 691
Charges	0	123	$ 45	123	$ 1,298	$ 19,153	$ 0
Cash payments	(234)	(245)
Balance	335	569		335		691
One-time Termination Benefits [Member]
Balance	200	402		402	0	0
Charges	0	18				3,224
Cash payments	(200)	(220)				(2,822)
Balance	0	200		0		402	0
Loss on Long-Term Purchase Commitment [Member]
Balance	336	233		233	0	0
Charges	0	105				360
Cash payments	(34)	(2)				(127)
Balance	302	336		302		233	0
Other Restructuring [Member]
Balance	33	56		56	0	0
Charges	0	0				123
Cash payments	0	(23)				(67)
Balance	$ 33	33		33		56	0
Nonimpairment Restructuring Charges [Member]
Balance		$ 691		$ 691	$ 0	0
Charges						3,707
Cash payments						(3,016)
Balance						$ 691	$ 0